Other assets and liabilities F.3. Trade payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) country	Dec. 31, 2024 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Supplier finance program, number of countries | country	6
Trade payables	$ 163	$ 29
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member] | City Bank
Disclosure of financial assets that are either past due or impaired [line items]
Trade payables	152
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of financial assets that are either past due or impaired [line items]
Borrowings face amount	$ 600		$ 600